Long-term and Short-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term and Short-term debt outstanding
Long-term and short-term debt outstanding was as follows:

	Interest Rates (1)				Maturity			December 31,
	Range			Weighted Average				2015	2014
								(In millions)
Surplus notes - affiliated	3.00%	-	7.38%	6.59%	2037			$695	$883
Surplus notes	7.63%	-	7.88%	7.80%	2024	-	2025	502	701
Mortgage loans - affiliated	2.13%	-	7.26%	4.10%	—			—	242
Senior notes - affiliated	0.92%	-	2.78%	2.09%	2021	-	2022	50	78
Other notes	1.36%	-	8.00%	3.12%	2016	-	2030	457	110
Total long-term debt (2)								1,704	2,014
Total short-term debt								100	100
Total								$1,804	$2,114
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(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)	Excludes $11 million and $13 million of long-term debt relating to CSEs — FVO at December 31, 2015 and 2014, respectively. See Note 10.

Schedule of Short-term Debt	Short-term debt with maturities of one year or less was as follows:

	December 31,
	2015	2014
	(In millions)
Commercial paper	$100	$100
Average daily balance	$100	$109
Average days outstanding	68 days	69 days

Schedule of Line of Credit Facilities
Information on the Credit Facility at December 31, 2015 was as follows:

Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued (1)	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019 (2)	$4,000	$484	$—	$3,516
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(1)
MetLife, Inc. and MetLife Funding, are severally liable for their respective obligations under the Credit Facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2015 and is not responsible for any reimbursement obligations under such letters of credit.

(2)	All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020.

Committed Facilities
Information on the Committed Facility at December 31, 2015 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued (1)	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.	June 2016 (2)	$210	$210	$—	$—
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(1)	MoRe had outstanding $210 million in letters of credit at December 31, 2015.

(2)	Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.